AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.4%
Long-Term Municipal Bonds – 97.4%
Pennsylvania – 89.8%
Allegheny County Airport Authority Series 2021-A 5.00%, 01/01/2028	$1,000	$1,043,732
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	1,600	1,642,193
Allentown Neighborhood Improvement Zone Development Authority Series 2022 5.25%, 05/01/2042(a)	495	489,742
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043 (Pre-refunded/ETM)	500	522,290
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	750	510,738
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	420	415,920
Bucks County Water and Sewer Authority AGM Series 2015-A 5.00%, 12/01/2037	780	792,953
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042	1,000	1,007,625
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	601,209
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)	200	199,438
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	315	303,039
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036	300	269,198
4.00%, 05/01/2041	250	206,768
City of Philadelphia PA Series 2017 5.00%, 08/01/2031	1,000	1,058,353
City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048	1,000	1,027,378

	Principal Amount (000)	U.S. $ Value

Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	$2,500	$2,652,637
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034	450	481,844
5.00%, 07/01/2035	750	800,275
5.00%, 07/01/2036	1,000	1,061,520
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	635	640,773
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,557,119
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	672,646
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	1,100	1,051,320
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	1,000	1,010,888
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	500	468,138
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	616,267
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037	520	527,338
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	1,000	1,083,785
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	270	196,136

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	$1,000	$990,317
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 4.00%, 04/15/2040	670	630,058
Series 2022-C 4.76% (MUNIPSA + 0.70%), 11/15/2047(b)	1,000	994,313
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	1,000	940,659
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050	500	466,219
Series 2020-D 2.79%, 09/01/2043	1,000	736,017
Pennsylvania Turnpike Commission Series 2023 5.32% (MUNIPSA + 0.85%), 07/15/2041(b) (c)	1,000	1,000,000
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038	1,000	1,044,911
5.00%, 12/01/2043	1,000	1,033,296
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	400	392,497
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2030	375	381,530
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	220	223,172
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	500	357,713
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	985,414
5.00%, 06/15/2050(a)	1,000	931,594

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (St Joseph’s University) Series 2022 5.50%, 11/01/2060	$2,000	$2,101,034
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(a)	500	484,724
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	1,000	1,021,458
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2040	1,200	1,282,102
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.51% (SOFR + 0.80%), 09/01/2040(a) (b)	2,000	1,993,783
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	750	774,144
Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2033	500	535,696
5.00%, 12/01/2034	800	855,258
5.00%, 12/01/2035	500	531,628
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)	135	142,690
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029	865	905,498

		44,646,987

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	145,891

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	101,030

Guam – 2.6%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	78,728
Series 2023 5.25%, 10/01/2031	100	100,820

	Principal Amount (000)	U.S. $ Value

Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)	$250	$245,924
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	120	122,384
5.00%, 10/01/2040	525	528,869
Territory of Guam Series 2019 5.00%, 11/15/2031	85	86,482
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	150	139,974

		1,303,181

Kentucky – 0.6%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2041	315	301,809

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	35	35,730

New Jersey – 0.8%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	395	388,123

New York – 0.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	180	175,166

Puerto Rico – 2.4%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	60,791
4.00%, 07/01/2033	100	93,415
5.625%, 07/01/2029	60	63,388
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2022-A 5.00%, 07/01/2037(a)	250	248,749
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	99,423
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	50	49,188
Series 2022-B Zero Coupon, 07/01/2032	100	64,250

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d) (e)	$225	$157,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	78,112
Series 2019-A 4.329%, 07/01/2040	65	61,562
5.00%, 07/01/2058	250	241,976

		1,218,354

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	120	110,421

Total Municipal Obligations (cost $50,365,248)		48,426,692

	Shares

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(f) (g) (h) (cost $1,521,509)	1,521,509	1,521,509

Total Investments – 100.4% (cost $51,886,757)(i)		49,948,201
Other assets less liabilities – (0.4)%		(219,717)

Net Assets – 100.0%		$49,728,484

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	435	01/15/2025	2.565%	CPI#	Maturity	$40,422	$—	$40,422
USD	218	01/15/2025	2.613%	CPI#	Maturity	19,840	—	19,840
USD	217	01/15/2025	2.585%	CPI#	Maturity	19,990	—	19,990
USD	120	01/15/2025	4.028%	CPI#	Maturity	3,933	—	3,933
USD	820	01/15/2026	CPI#	3.765%	Maturity	(23,706)	—	(23,706)
USD	650	01/15/2027	CPI#	3.320%	Maturity	(27,699)	—	(27,699)
USD	620	01/15/2027	CPI#	3.466%	Maturity	(20,855)	(569)	(20,286)
USD	490	01/15/2027	CPI#	3.323%	Maturity	(20,791)	—	(20,791)
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	347,954	—	347,954
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	309,744	—	309,744
USD	1,810	01/15/2029	CPI#	3.331%	Maturity	(49,042)	—	(49,042)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	740	01/15/2029	CPI#	3.735%	Maturity	$4,634	$—	$4,634
USD	240	01/15/2029	CPI#	3.408%	Maturity	(4,994)	—	(4,994)
USD	170	01/15/2030	1.572%	CPI#	Maturity	28,624	—	28,624
USD	170	01/15/2030	1.587%	CPI#	Maturity	28,395	—	28,395
USD	400	01/15/2031	2.782%	CPI#	Maturity	26,323	—	26,323
USD	340	01/15/2031	2.680%	CPI#	Maturity	25,710	—	25,710
USD	300	01/15/2031	2.989%	CPI#	Maturity	13,704	—	13,704
USD	290	01/15/2032	CPI#	3.064%	Maturity	(9,583)	—	(9,583)
USD	140	04/15/2032	CPI#	2.909%	Maturity	(6,419)	—	(6,419)

						$706,184	$(569)	$706,753

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,500	01/15/2027	1 Day SOFR	3.892%	Annual	$(45,755)	$—	$(45,755)
USD	2,300	04/20/2028	1 Day SOFR	3.394%	Annual	(78,571)	—	(78,571)
USD	1,700	04/30/2030	1 Day SOFR	3.075%	Annual	(92,408)	—	(92,408)
USD	1,200	04/30/2030	1 Day SOFR	3.369%	Annual	(43,326)	—	(43,326)
USD	1,190	04/30/2030	1 Day SOFR	3.500%	Annual	(32,334)	—	(32,334)
USD	900	07/31/2030	1 Day SOFR	3.897%	Annual	—	—	—
USD	700	07/31/2030	1 Day SOFR	4.016%	Annual	4,865	—	4,865
USD	1,100	04/15/2032	3.229%	1 Day SOFR	Annual	56,644	—	56,644
USD	550	04/15/2032	3.221%	1 Day SOFR	Annual	28,658	—	28,658
USD	1,200	03/31/2033	3.206%	1 Day SOFR	Annual	65,221	—	65,221

						$(137,006)	$—	$(137,006)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	$126,202	$—	$126,202

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $6,611,051 or 13.3% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2023.
(c)	When-Issued or delayed delivery security.
(d)	Defaulted.
(e)	Non-income producing security.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.

(i)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,507,304 and gross unrealized depreciation of investments was $(2,749,911), resulting in net unrealized depreciation of $(1,242,607).

As of August 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.1% and 0.3%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Fund II

AB Pennsylvania Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$48,426,692	$—	$48,426,692
Short-Term Investments	1,521,509	—	—	1,521,509

Total Investments in Securities	1,521,509	48,426,692	—	49,948,201
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	869,273	—	869,273
Centrally Cleared Interest Rate Swaps	—	155,388	—	155,388
Interest Rate Swaps	—	126,202	—	126,202
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(163,089)	—	(163,089)
Centrally Cleared Interest Rate Swaps	—	(292,394)	—	(292,394)

Total	$1,521,509	$49,122,072	$—	$50,643,581

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2023 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,301	$3,425	$3,204	$1,522	$8